Acquisition and Disposition of Real Estate (Tables)	12 Months Ended
Dec. 31, 2020
Real Estate [Abstract]
Allocation of Purchase Price Paid for Completed Acquisitions	An allocation of the purchase price and acquisition costs paid for the completed acquisitions is as follows (in thousands):

	Successor		Predecessor
	Year Ended December 31,	For the Period from December 23 to December 31,	For the Period from January 1 to December 22,
	2020	2019
Land	$124,998	$252	$80
Buildings	205,157	745	728
Site improvements	27,571	50	192
Tenant improvements	7,066	—	78
In-place lease intangible assets	53,743	98	154
Above-market lease intangible assets	5,673	—	—
Construction-in-progress assets	270	—	—
Fuel equipment	156	—	—
	424,634	1,145	1,232
Liabilities assumed			—
Below-market lease intangible liabilities	(14,157)	(33)	—
Accounts payable, accrued expense and other liabilities	(1,893)	—	—
Purchase price (including acquisition costs)	$408,584	$1,112	$1,232
An allocation of the purchase price and acquisition costs paid for the completed acquisition is as follows (in thousands):

December 23, 2019
Land	$83,744
Buildings	125,140
Site improvements	8,152
Tenant improvements	5,969
In-place lease intangible assets	20,665
Above-market lease intangible assets	7,286
Properties held for sale	8,343
Other assets	3,486
262,785
Liabilities assumed
Below-market lease intangible liabilities	(4,649)
Other liabilities	(1,851)
Purchase price (including acquisition costs)	$256,285